Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investment Securities

TABLE 13	Investment Securities

	Available-for-Sale				Held-to-Maturity
At December 31, 2018 (Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield(e)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield(e)
U.S. Treasury and Agencies
Maturing in one year or less	$2,231	$2,221	.5	1.49%	$650	$647	.5	1.73%
Maturing after one year through five years	16,735	16,416	2.8	1.75	3,459	3,338	4.2	1.64
Maturing after five years through ten years	638	620	7.4	2.82	993	976	5.9	2.36
Maturing after ten years	–	–	–	–	–	–	–	–
Total	$19,604	$19,257	2.7	1.76%	$5,102	$4,961	4.1	1.79%
Mortgage-Backed Securities(a)
Maturing in one year or less	$60	$60	.2	3.85%	$65	$65	.8	2.37%
Maturing after one year through five years	19,058	18,598	4.4	2.38	18,247	17,688	4.1	2.17
Maturing after five years through ten years	18,987	18,648	6.4	2.81	22,280	21,891	6.2	2.84
Maturing after ten years	2,439	2,448	14.2	3.45	328	327	13.9	3.34
Total	$40,544	$39,754	5.9	2.65%	$40,920	$39,971	5.3	2.54%
Asset-Backed Securities(a)
Maturing in one year or less	$–	$–	–	–%	$–	$–	–	–%
Maturing after one year through five years	397	403	3.5	3.69	3	4	3.3	3.19
Maturing after five years through ten years	–	–	–	–	2	3	5.6	3.29
Maturing after ten years	–	–	–	–	–	1	15.6	3.20
Total	$397	$403	3.5	3.69%	$5	$8	4.1	3.22%
Obligations of State and Political Subdivisions(b)(c)
Maturing in one year or less	$284	$287	.5	5.67%	$–	$–	.2	6.49%
Maturing after one year through five years	552	558	3.5	4.53	1	1	3.1	6.65
Maturing after five years through ten years	4,093	4,069	7.9	4.36	5	6	7.2	1.97
Maturing after ten years	1,907	1,787	19.1	4.09	–	–	–	–
Total	$6,836	$6,701	10.4	4.35%	$6	$7	6.8	2.45%
Other
Maturing in one year or less	$–	$–	–	–%	$9	$9	.6	3.68%
Maturing after one year through five years	–	–	–	–	8	8	1.4	3.34
Maturing after five years through ten years	–	–	–	–	–	–	–	–
Maturing after ten years	–	–	–	–	–	–	–	–
Total	$–	$–	–	–%	$17	$17	1.0	3.52%
Total investment securities(d)	$67,381	$66,115	5.4	2.57%	$46,050	$44,964	5.2	2.46%
(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
(b)

Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.

(c)

Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.

(d)

The weighted-average maturity of the available-for-sale investment securities was 5.1 years at December 31, 2017, with a corresponding weighted-average yield of 2.25 percent. The weighted-average maturity of the held-to-maturity investment securities was 4.7 years at December 31, 2017, with a corresponding weighted-average yield of 2.14 percent.

(e)

Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent for 2018 and 35 percent for 2017. Yields on available-for-sale and held-to-maturity investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to-maturity.

	2018		2017
At December 31 (Dollars in Millions)	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
U.S. Treasury and agencies	$24,706	21.8%	$28,767	25.5%
Mortgage-backed securities	81,464	71.8	77,606	68.6
Asset-backed securities	402	.4	419	.4
Obligations of state and political subdivisions	6,842	6.0	6,246	5.5
Other	17	–	41	–
Total investment securities	$113,431	100.0%	$113,079	100.0%

Investment Securities Available-for-Sale

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

Available-for-sale
U.S. Treasury and agencies	$19,604	$11	$–	$(358)	$19,257	$23,586	$3	$–	$(288)	$23,301
Mortgage-backed securities
Residential agency	40,542	120	–	(910)	39,752	38,450	152	–	(571)	38,031
Commercial agency	2	–	–	–	2	6	–	–	–	6
Other asset-backed securities	397	6	–	–	403	413	6	–	–	419
Obligations of state and political subdivisions	6,836	37	–	(172)	6,701	6,240	147	–	(29)	6,358
Other	–	–	–	–	–	22	–	–	–	22
Total available-for-sale	$67,381	$174	$–	$(1,440)	$66,115	$68,717	$308	$–	$(888)	$68,137
(a)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(b)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

Investment Securities Held-to-Maturity

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2018					2017
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary(a)	Other(b)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary(a)	Other(b)	Fair Value
Held-to-maturity
U.S. Treasury and agencies	$5,102	$2	$–	$(143)	$4,961	$5,181	$5	$–	$(120)	$5,066
Residential agency mortgage-backed securities	40,920	45	–	(994)	39,971	39,150	48	–	(579)	38,619
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	1	–	–	1	–	4	–	–	4
Other	5	2	–	–	7	6	2	–	–	8
Obligations of state and political subdivisions	6	1	–	–	7	6	1	–	–	7
Obligations of foreign governments	9	–	–	–	9	7	–	–	–	7
Other	8	–	–	–	8	12	–	–	–	12
Total held-to-maturity	$46,050	$51	$–	$(1,137)	$44,964	$44,362	$60	$–	$(699)	$43,723
(a)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(b)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

Amount of Interest Income from Taxable and Non-Taxable Investment Securities

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2018	2017	2016
Taxable	$2,396	$2,043	$1,878
Non-taxable	220	189	200
Total interest income from investment securities	$2,616	$2,232	$2,078

Amount of Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2018	2017	2016
Realized gains	$30	$75	$93
Realized losses	–	(18)	(66)
Net realized gains (losses)	$30	$57	$27
Income tax (benefit) on net realized gains (losses)	$7	$22	$10

Gross Unrealized Losses and Fair Value of Company's Investment Securities

The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2018:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
U.S. Treasury and agencies	$182	$(1)	$4,639	$(142)	$4,821	$(143)
Residential agency mortgage-backed securities	7,878	(83)	25,570	(911)	33,448	(994)
Other asset-backed securities	—	—	2	—	2	—
Obligations of foreign governments	1	—	—	—	1	—
Other	—	—	8	—	8	—
Total held-to-maturity	$8,061	$(84)	$30,219	$(1,053)	$38,280	$(1,137)
Available-for-sale
U.S. Treasury and agencies	$118	$—	$17,828	$(358)	$17,946	$(358)
Residential agency mortgage-backed securities	6,269	(45)	23,694	(865)	29,963	(910)
Commercial agency mortgage-backed securities	2	—	—	—	2	—
Obligations of state and political subdivisions	2,623	(60)	1,363	(112)	3,986	(172)
Total available-for-sale	$9,012	$(105)	$42,885	$(1,335)	$51,897	$(1,440)